Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000111998
Account Value [Line Items]
Line Graph and Table Measure Name	Hamlin High Dividend Equity Fund, Institutional Class Shares
Account Value	$ 256,399	$ 214,024	$ 188,280	$ 195,014	$ 148,567	$ 141,926	$ 116,087	$ 125,470	$ 109,289	$ 94,981	$ 100,000
C000111999
Account Value [Line Items]
Line Graph and Table Measure Name	Hamlin High Dividend Equity Fund, Investor Class Shares
Account Value	$ 24,778	20,745	18,306	19,019	14,532	13,925	11,430	12,398	10,844	9,460	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 342,540	273,988	216,956	264,938	205,849	173,861	132,227	138,290	113,509	101,384	100,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Lipper Equity Income Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Index
Account Value	$ 235,892	206,690	187,258	198,298	159,656	152,450	120,625	129,169	110,934	97,022	100,000
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Account Value	$ 225,799	197,431	177,128	191,568	153,058	148,895	117,665	128,270	112,849	96,173	100,000
Lipper Equity Income Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Index
Account Value	$ 23,589	20,669	18,726	19,830	15,966	15,245	12,062	12,917	11,093	9,702	10,000
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Account Value	$ 22,580	$ 19,743	$ 17,713	$ 19,157	$ 15,306	$ 14,890	$ 11,767	$ 12,827	$ 11,285	$ 9,617	$ 10,000